February 28, 1997


Dear Investor,

I am pleased to provide you with a list of the portfolio holdings of the Quaker Family of Funds as of December 31, 1996. There is also enclosed a set of unaudited financial statements as of the end of the year. The Funds began operations on November 25, 1996.


Please contact me with any questions or comments.

Sincerely,


/s/ Peter F. Waitneight

Peter F. Waitneight

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                    Value
                                             Shares                 (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.86%

Advertising - 0.69%
   Interpublic Group of Companies, Inc.             40                 $1,900

Aerospace & Defense - 2.30%
   Lockheed Martin Corporation                      50                  4,575
   McDonnell Douglas Corporation                    10                    650
   The Boeing Company                               10                  1,064
                                                    --                  -----
                                                                        6,289
Agriculture - 0.15%
   Deere & Company                                  10                    406

Auto Parts - Original Equipment - 0.50%
   PACCAR Inc.                                      20                  1,360

Auto & Trucks - 1.94%
   Arvin Industries, Inc.                           40                    990
   Chrysler Corporation                             80                  2,640
   General Motors Corporation                       30                  1,676
                                                    --                  -----
                                                                        5,306
Beverages - 2.69%
   The Coca-Cola Company                           140                  7,367

Building Materials - 0.52%
   Lowe's Companies, Inc.                           40                  1,420

Chemicals - 0.94%
   E.I. du Pont de Nemours and Company              10                    943
   Rohm & Haas Company                              20                  1,632
                                                    --                  -----
                                                                        2,575
Computers - 3.64%
(a)Applied Magnetics Corporation                    20                    600
(a)Compaq Computer Corporation                      30                  2,227
(a)Dell Computer Corporation                        10                    531
   International Business Machines                  30                  4,530
(a)Sun Microsystems, Inc.                           70                  1,798
(a)Tandem Computers, Inc.                           20                    275
                                                    --                    ---
                                                                        9,961
Computer Software & Services - 1.94%
(a)Cisco Systems, Inc.                              30                  1,908
   Computer Associates International, Inc.          10                    497
(a)Microsoft Corporation                            30                  2,478
(a)Oracle Corporation                               10                    418
                                                    --                    ---
                                                                        5,301
Cosmetics & Personal Care - 1.25%
   Avon Products, Inc.                              60                  3,428

                                                                  (Continued)

                      QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                    Value
                                             Shares                 (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Electrical Equipment - 2.63%
   Duke Power Company                               40                 $1,860
(a)General Instrument Corporation                   20                    433
   Texas Utilities Company                         120                  4,890
                                                   ---                  -----
                                                                        7,183
Electronics - 5.85%
(a)Coltec Industries, Inc.                          80                  1,500
(a)GenRad, Inc.                                    100                  2,325
   General Electric Company                         90                  8,910
   Hewlett-Packard Company                          50                  2,513
(a)National Semiconductor Corporation               20                    490
   Pittston Brink's Group                           10                    270
                                                    --                    ---
                                                                       16,008
Electronics - Semiconductor - 3.09%
   Intel Corporation                                50                  6,547
   Texas Instruments, Inc.                          30                  1,913
                                                    --                  -----
                                                                        8,460
Engineering & Construction - 0.50%
   Cummins Engine Company, Inc.                     30                  1,380

Entertainment - 3.72%
(a)King World Productions, Inc.                     40                  1,475
   Meredith Corporation                             20                  1,055
   The Walt Disney Company                         110                  7,659
                                                   ---                  -----
                                                                       10,189
Environmental Control - 0.44%
   Potlatch Corporation                             20                    860
   Thermo Instrument Systems, Inc.                  10                    331
                                                    --                    ---
                                                                        1,191
Financial - Banks, Commercial - 3.24%
   BankAmerica Corporation                          10                    996
   Citicorp                                         30                  3,098
   Norwest Corporation                              30                  1,305
   State Street Boston Corporation                  10                    646
   Wachovia Corporation                             50                  2,825
                                                    --                  -----
                                                                        8,870
Financial - Banks, Money Center - 4.17%
   Banc One Corporation                             30                  1,298
   KeyCorp                                         200                 10,100
                                                   ---                 ------
                                                                       11,398
Financial - Securities Brokers - 2.40%
   Lehman Brothers Holdings, Inc.                   40                  1,255
   Merrill Lynch & Company, Inc.                    30                  2,445
   Morgan Stanley Group, Inc.                       50                  2,856
                                                    --                  -----
                                                                        6,556

                                                                  (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                    Value
                                             Shares                 (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Financial Services - 3.90%
   American Express Company                         40                 $2,265
   Federal Home Loan Mortgage Corporation           20                  2,202
   Federal National Mortage Association             90                  3,353
   Countrywide Credit Industries, Inc.             100                  2,862
                                                   ---                  -----
                                                                       10,682
Food - Processing - 1.74%
   General Mills, Inc.                              40                  2,535
   Hormel Foods Corporation                         40                  1,080
   Philip Morris Companies, Inc.                    10                  1,135
                                                    --                  -----
                                                                        4,750
Food - Wholesale - 2.42%
   Great Atlantic & Pacific Tea Company, I          70                  2,231
   Ralston-Ralston Purina Group                     60                  4,402
                                                    --                  -----
                                                                        6,633
Foreign Securities - 1.04%
   British Telecommunications                       10                    686
   Canadian Pacific, Ltd.                           10                    265
   Ranger Oil Ltd.                                  20                    197
   Royal Dutch Petroleum Company                    10                  1,708
                                                    --                  -----
                                                                        2,856
Homebuilders - 0.59%
   Centex Corporation                               20                    753
   Fleetwood Enterprises, Inc.                      20                    550
   Pulte Corporation                                10                    308
                                                    --                    ---
                                                                        1,611
Household Products & Housewares - 1.86%
   Maytag Corporation                               40                    795
   Procter & Gamble Company                         40                  4,305
                                                    --                  -----
                                                                        5,100
Insurance - Multiline - 4.18%
   Allstate Corporation                             10                    578
   American International Group, Inc.               40                  4,330
   CIGNA Corporation                                30                  4,099
   Chubb Corporation                                20                  1,075
   Travelers Group, Inc.                            30                  1,361
                                                    --                  -----
                                                                       11,443
Insurance - Property & Casualty - 0.25%
   Progressive Corporation                          10                    674

Machine - Construction & Mining - 0.82%
   Caterpillar, Inc.                                20                  1,505
   Foster Wheeler Corporation                       20                    743
                                                    --                    ---
                                                                        2,248


                                                                  (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                     Value
                                             Shares                 (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Manufactured Housing - 0.25%
   Clayton Homes, Inc.                              50                   $675

Medical - Biotechnology - 1.11%
(a)Advance Technology Laboratories, Inc.            10                    310
(a)Amgen, Inc.                                      50                  2,722
                                                    --                  -----
                                                                        3,032
Medical Supplies - 2.25%
   American Home Products Corporation               20                  1,175
   Johnson & Johnson                               100                  4,988
                                                   ---                  -----
                                                                        6,163
Metals - Diversified - 1.58%
   Snap-On, Inc.                                    10                    356
   United Technologies Corporation                  60                  3,960
                                                    --                  -----
                                                                        4,316
Office & Business Equipment - 1.15%
   Xerox Corporation                                60                  3,158

Oil & Gas - Equipment & Services - 1.27%
   Baker Hughes, Inc.                               80                  2,760
   Reading & Bates Corporation                      10                    265
   Tidewater, Inc.                                  10                    453
                                                    --                    ---
                                                                        3,478
Oil & Gas - Exploration - 4.11%
   Burlington Resources, Inc.                       50                  2,525
   Kerr-McGee Corporation                           40                  2,880
   Murphy Oil Corporation                           10                    556
   Noble Affiliates, Inc.                           40                  1,915
   Seagull Energy Corporation                       10                    220
(a)Smith International, Inc.                        20                    898
   Union Texas Petroleum Holdings, Inc.            100                  2,238
                                                   ---                  -----
                                                                       11,232
Oil & Gas - International - 5.12%
   Atlantic Richfield Company                       40                  5,305
   Chevron Corporation                              40                  2,600
   Exxon Corporation                                20                  1,960
   Helmerich & Payne, Inc.                          20                  1,048
   Texaco Inc.                                      10                    981
(a)Western Atlas, Inc.                              30                  2,126
                                                    --                  -----
                                                                       14,020
Packaging & Containers - 1.25%
   Kimberly-Clark Corporation                       30                  2,858
   Longview Fibre Company                           30                    551
                                                    --                    ---
                                                                        3,409


                                                                  (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                      Value
                                             Shares                  (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Pharmaceuticals - 2.43%
   Abbott Laboratories                              10                   $511
   Bristol - Myers Squibb Company                   20                  2,175
   Merck & Co., Inc.                                50                  3,962
                                                    --                  -----
                                                                        6,648
Retail - Apparel - 0.11%
   Gap, Inc.                                        10                    301

Retail - Department Stores - 4.14%
   Dayton Hudson Corporation                       100                  3,925
   Dollar General Corporation                       60                  1,912
   Sears, Roebuck and Co.                           70                  3,228
(a)The Neiman Marcus Group, Inc.                    20                    510
(a)Woolworth Corporation                            80                  1,750
                                                    --                  -----
                                                                       11,325
Retail - General Merchandise - 0.29%
(a)Mac Frugals Bargains Close - Outs, Inc.          30                    780

Retail - Grocery - 0.75%
   American Stores Company                          50                  2,050

Retail - Specialty Line - 0.71%
(a)Lands' End, Inc.                                 20                    530
   Tiffany & Co.                                    30                  1,099
(a)Toys "R" Us, Inc.                                10                    300
                                                    --                    ---
                                                                        1,929
Telecommunications Equipment - 1.84%
(a)AirTouch Communications, Inc.                   100                  2,513
(a)Clear Channel Communications, Inc.               70                  2,520
                                                    --                  -----
                                                                        5,033
Transportation - Rail - 2.86%
   Burlington Northern Santa Fe                     60                  5,198
   Norfold Southern Corporation                     30                  2,640
                                                    --                  -----
                                                                        7,838
Utilities - Electric - 2.21%
   American Electric Power Company                  80                  3,290
   Illinova Corporation                            100                  2,750
                                                   ---                  -----
                                                                        6,040
Utilities - Telecommunications - 5.03%
   BellSouth Corporation                           170                  6,864
   GTE Corporation                                 100                  4,550
(a)WorldCom, Inc.                                   90                  2,345
                                                    --                  -----
                                                                       13,759

   Total Common Stocks (Cost $264,434)                                267,731

                                                                  (Continued)

                       QUAKER ENHANCED STOCK MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)


--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                 (Note 1)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.96%

      Fountain Square U.S. Treasury Oblig       $2,645                 $2,645
      5.99%, due January 2, 1997
      (Cost $2,645)


Total Value of Investments (Cost $267,079 (b))            98.82%      270,376
Other Assets Less Liabilities                              1.18%        3,219
                                                         -------     --------
   Net Assets                                            100.00%     $273,595
                                                         =======     ========



     (a)  Non-income producing investment.

     (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



      Unrealized appreciation                                          $5,843
      Unrealized depreciation                                          (2,546)
                                                                       ------

               Net unrealized appreciation                             $3,297

                       QUAKER ENHANCED STOCK MARKET FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996
                                  (Unaudited)

ASSETS
   Investments, at value (cost $267,079)                           $270,376
   Interest receivable                                                   46
   Dividends receivable                                                 112
   Prepaid expenses                                                     164
   Deferred organization expenses, net (note 4)                      32,658
                                                                 ----------
      Total assets                                                  303,356

LIABILITIES
   Accrued expenses                                                   3,229
   Payable to fund sponsor                                           26,089
   Disbursements in excess of cash on demand deposit                    443
                                                                 ----------
      Total liabilities                                              29,761

NET ASSETS
   (applicable to 27,015 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)          $273,595
                                                                 ==========
NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
   ($273,595 / 27,015 shares)                                        $10.13
                                                                 ==========
NET ASSETS CONSIST OF
   Paid-in capital                                                 $270,280
   Undistributed net investment income                                   18
   Net unrealized appreciation on investments                         3,297
                                                                 ----------
                                                                   $273,595
                                                                 ==========
See accompanying notes to financial statements

                       QUAKER ENHANCED STOCK MARKET FUND

                            STATEMENT OF OPERATIONS

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)

INVESTMENT INCOME

   Income
      Interest                                                         $776
      Dividends                                                         111
                                                                 ----------
         Total income                                                   887

   Expenses
      Investment advisory fees (note 2)                                 123
      Fund administration fees (note 2)                                  43
      Service fees (note 3)                                              49
      Custody fees                                                      406
      Registration and filing administration fees                        51
      Fund accounting fees (note 2)                                   2,600
      Audit fees                                                        811
      Legal fees                                                        608
      Securities pricing fees                                           342
      Shareholder recordkeeping fees                                    609
      Shareholder servicing expenses                                    406
      Registration and filing expenses                                  558
      Printing expenses                                                 121
      Amortization of deferred organization expenses, (note 4)          666
      Trustee fees and meeting expenses                                 304
      Other operating expenses                                          406
                                                                 ----------
         Total expenses                                               8,103

         Less:
            Expense reimbursements (note 3)                          (7,236)
            Investment advisory fees waived (note 2)                   (123)
            Fund administration fees waived (note 2)                   (553)
            Service fees waived                                         (49)
                                                                 ----------
         Net expenses                                                   142
                                                                 ----------
            Net investment income                                       745

UNREALIZED GAIN ON INVESTMENTS

   Increase in unrealized appreciation on investments                 3,297
                                                                 ----------

         Net increase in net assets resulting from operations        $4,042
                                                                 ==========

See accompanying notes to financial statements

                       QUAKER ENHANCED STOCK MARKET FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)




  Operations
     Net investment income                                               $745
     Increase in unrealized appreciation on investments                 3,297
                                                                   ----------
        Net increase in net assets resulting from operations            4,042

  Distributions to shareholders from
     Net investment income                                               (727)
                                                                   ----------
  Capital share transactions
     Increase in net assets resulting from
       capital share transactions                                     270,280
                                                                   ----------
           Total increase in net assets                               273,595

NET ASSETS

  Beginning of period                                                       0
                                                                   ----------
  End of period (including undistributed net investment income       $273,595
                 of $18 at December 31, 1996)                      ==========


(a) A summary of capital share activity follows:


                                                  ---------------------------
                                                         Shares         Value
                                                  ---------------------------
Shares sold                                              26,943      $269,553

Shares issued for reinvestment of distributions              72           727
                                                      ---------     ---------
  Net increase                                           27,015      $270,280
                                                      =========     =========

See accompanying notes to financial statements

                       QUAKER ENHANCED STOCK MARKET FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)






Net asset value, beginning of period (initial offering price       $10.00

   Income from investment operations
      Net investment income                                          0.03
      Net realized and unrealized gain on investments                0.13
                                                                 --------
         Total from investment operations                            0.16
                                                                 --------
   Distributions to shareholders from
      Net investment income                                         (0.03)
                                                                 --------
Net asset value, end of period                                     $10.13
                                                                 ========

Total return                                                         1.57%


Ratios/supplemental data

   Net assets, end of period                                     $273,595
                                                                 ========
   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees                 32.95 %(a)
      After expense reimbursements and waived fees                   0.61 %(a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees                (29.30)%(a)
      After expense reimbursements and waived fees                   3.04 %(a)


   Portfolio turnover rate                                           0.00 %

   Average broker commission per share                              $0.02

(a) Annualized.

See accompanying notes to financial statements

                       QUAKER ENHANCED STOCK MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Quaker Enhanced Stock Market Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on November 25, 1996. The investment objective of the Fund is to provide long-term capital growth by investing primarily in equity securities of domestic U.S. companies. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent of October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.
                                                                     (Continued)

                        QUAKER ENHANCED STOCK MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)


     F.   Repurchase  Agreements  -  The  Fund  may  acquire  U.  S.  Government
          Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days.In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Fiduciary Asset Management Company (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of .50% of the Fund's average daily net assets. The Advisor has voluntarily waived its fee amounting to $143 for the period ended December 31, 1996.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The administrator has voluntarily waived a portion of its fee amounting to $553 ($0.02 per share) for the period ended December 31, 1996.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

NOTE 3 - SERVICE FEES

     The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the
     "Agreement").   Pursuant  to  this  Agreement,   Quaker  Funds,  Inc.  (the
     "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop
                                                                     (Continued)

                        QUAKER ENHANCED STOCK MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)


     communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for the services, Quaker Funds, Inc. receives 0.20% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $49 and has reimbursed expenses totalling $7,236 for the period ended December 31, 1996.

NOTE 4 - DEFERRED ORGANIZATION EXPENSES

     Expenses totalling $33,324 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

     The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $264,434 and $0, respectively, for the period ended December 31, 1996.

                            QUAKER CORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                      Value
                                             Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 66.80%

Aerospace & Defense - 5.22%
   The Boeing Company                            100                  $10,638

Computers - 4.23%
   Electronic Data Systems                       200                    8,625

Computer Software & Services - 4.20%
   Automatic Data Processing, Inc.               200                    8,575

Electronics - 9.78%
   General Electric Company                      100                    9,900
   Hewlett-Packard Company                       200                   10,050
                                                 ---                   ------
                                                                       19,950
Electronics - Semiconductor - 3.21%
   Intel Corporation                              50                    6,547

Financial - Banks, Money Center - 10.80%
   Citicorp                                       50                    5,162
   Mellon Bank Corporation                       100                    7,100
   NationsBank Corporation                       100                    9,775
                                                 ---                    -----
                                                                       22,037
Financial Services - 5.48%
   Federal National Mortgage Association         300                   11,175

Food - Processing - 5.57%
   Philip Morris Companies, Inc.                 100                   11,350

Office & Business Equipment - 5.07%
   Alco Standard Corporation                     200                   10,350

Oil & Gas - Domestic - 4.81%
   Exxon Corporation                             100                    9,800

Pharmaceuticals - 3.89%
   Merck & Co., Inc.                             100                    7,925

Telecommunications - 4.54%
   Lucent Technologies, Inc.                     200                    9,250


TOTAL COMMON STOCKS (Cost $138,010)                                  $136,222




                                                                   (Continued)

                            QUAKER CORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                       Value
                                              Shares                 (note 1)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 1.69%

      Fountain Square U. S. Treasury Oblig      3,463                  $3,463
      (Cost $3,463)


Total Value of Investments (Cost $141,473 (a))             68.49%     139,685
Other Assets Less Liabilities                              31.51%      64,251
                                                          ------     --------
   Net Assets                                             100.00%    $203,936
                                                          ======     ========




     (a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/depreciation of investments for financial reporting and federal income tax purposes is as follows:


      Unrealized appreciation                                          $2,285
      Unrealized depreciation                                          (4,073)
                                                                     --------

               Net unrealized depreciation                            $(1,788)
                                                                     ========

See accompanying notes to financial statements

                            QUAKER CORE EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996
                                  (Unaudited)


ASSETS
   Investments, at value (cost $141,473)                          $139,685
   Cash                                                             60,417
   Interest receivable                                                  17
   Dividends receivable                                                219
   Prepaid expenses                                                    263
   Deferred organization expenses, net (note 4)                     32,658
                                                                 ---------
      Total assets                                                 233,259

LIABILITIES
   Accrued expenses                                                  3,208
   Payable to fund sponsor                                          26,115
                                                                 ---------
      Total liabilities                                             29,323

NET ASSETS
   (applicable to 20,846 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)         $203,936
                                                                 =========
NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
   ($203,936 / 20,846 shares)                                        $9.78
                                                                 =========

NET ASSETS CONSIST OF
   Paid-in capital                                                $205,740
   Undistributed net investment income                                   9
   Undistributed net realized loss on investments                      (25)
   Net unrealized depreciation on investments                       (1,788)
                                                                 ---------
                                                                  $203,936
                                                                 =========

See accompanying notes to financial statements

                            QUAKER CORE EQUITY FUND

                            STATEMENT OF OPERATIONS

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)


INVESTMENT INCOME

   Income
      Interest                                                         $121
      Dividends                                                         285
                                                                  ---------
         Total income                                                   406

   Expenses
      Investment advisory fees (note 2)                                  90
      Fund administration fees (note 2)                                  21
      Service fees (note 3)                                              30
      Custody fees                                                      406
      Registration and filing administration fees                        51
      Fund accounting fees (note 2)                                   2,600
      Audit Fees                                                        811
      Legal fees                                                        608
      Securities pricing fees                                           274
      Shareholder recordkeeping fees                                    608
      Shareholder servicing expenses                                    406
      Registration and filing expenses                                  558
      Printing expenses                                                 122
      Amortization of deferred organization expenses (note 4)           666
      Trustee fees and meeting expenses                                 304
      Other operating expenses                                          405
                                                                  ---------
         Total expenses                                               7,960

         Less:
            Expense reimbursements (note 3)                          (7,208)
            Investment advisory fees waived (note 2)                    (90)
            Fund administration fees waived (note 2)                   (532)
            Service fees waived (note 3)                                (30)
                                                                  ---------
         Net expenses                                                   100
                                                                  ---------
            Net investment income                                       306
                                                                  ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Net realized loss from investment transactions                       (25)
   Increase in unrealized depreciation on investments                (1,788)
                                                                  ----------
      Net realized and unrealized loss on investments                (1,813)

         Net decrease in net assets resulting from operations       $(1,507)
                                                                  ==========


See accompanying notes to financial statements

                            QUAKER CORE EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)



INCREASE IN NET ASSETS

  Operations
     Net investment income                                            $306
     Net realized loss from investment transactions                    (25)
     Increase in unrealized depreciation on investments             (1,788)
                                                                 ---------
        Net decrease in net assets resulting from operations        (1,507)
                                                                 ---------
  Distributions to shareholders from
     Net investment income                                            (297)
                                                                 ---------
  Capital share transactions
     Increase in net assets resulting from
        capital share transactions                                 205,740
                                                                 ---------
           Total increase in net assets                            203,936

NET ASSETS

  Beginning of period                                                    0
                                                                 ---------
  End of period (including undistributed net investment income    $203,936
                 of $9 at December 31, 1996)                     =========


(a) A summary of capital share activity follows:
                                                      --------------------
                                                        Shares       Value
                                                      --------------------
Shares sold                                             20,815    $205,443

Shares issued for reinvestment of distributions             31         297
                                                        ------    --------
  Net increase                                          20,846    $205,740
                                                        ======    ========

See accompanying notes to financial statements

                            QUAKER CORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)


Net asset value, beginning of period (initial offering price)       $10.00

   Loss from investment operations
      Net investment income                                           0.02
      Net realized and unrealized loss on investments                (0.22)
                                                                 ---------
         Total from investment operations                            (0.20)
                                                                 ---------
   Distributions to shareholders from
      Net investment income                                          (0.02)
                                                                 ---------
Net asset value, end of period                                       $9.78
                                                                 =========

Total return                                                          2.00%


Ratios/supplemental data

   Net assets, end of period                                      $203,936
                                                                 =========
   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees                  66.21 %(a)
      After expense reimbursements and waived fees                    0.81 %(a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees                 (62.86)%(a)
      After expense reimbursements and waived fees                    2.53 %(a)


   Portfolio turnover rate                                            4.63 %(a)

   Average broker commissions per share                              $0.13

(a) Annualized.

See accompanying notes to financial statements

                             QUAKER CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Quaker Core Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on November 25, 1996. The investment objective of the Fund is to provide long-term capital growth by investing primarily in equity securities of domestic U. S. companies. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.
                                                                     (Continued)

                             QUAKER CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)


     F.   Repurchase  Agreements  -  The  Fund  may  acquire  U.  S.  Government
          Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Fiduciary Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

     Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $90 ($0.01 per share) for the period ended December 31, 1996.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its fees amounting to $532 ($0.04 per share) for the period ended December 31, 1996.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.
                                                                     (Continued)

                             QUAKER CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)


NOTE 3 - SERVICE FEES

     The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the
     "Agreement").   Pursuant  to  this  Agreement,   Quaker  Funds,  Inc.  (the
     "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $30 and has reimbursed expenses totalling $7,208 for the period ended December 31, 1996.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

     Expenses totalling $33,324 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $143,091 and $5,056, respectively, for the period ended December 31, 1996. (Continued)

                         QUAKER AGGRESSIVE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                       Value
                                               Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 80.93%

     Computers - 12.37%
   (a)IKOS Systems, Inc.                           500                $10,000
   (a)MICROS Systems, Inc.                         500                 15,375
   (a)Zitel Corporation                            200                  8,875
                                                   ---                  -----
                                                                       34,250
     Environmental Control - 5.24%
   (a)Philip Environmental, Inc.                 1,000                 14,500

     Electronic Components - Semiconductor - 4.67%
   (a)Advanced Micro Devices, Inc.                 500                 12,937

     Foreign Securities - 4.15%
      Oy Nokia Ab                                  200                 11,500

     Household Products & Housewares - 4.97%
   (a)U.S. Industries, Inc.                        400                 13,750

     Insurance - Multiline - 4.85%
   (a)Chubb Corporation                            250                 13,438

     Medical - Biotechnology - 20.96%
      ADAC Laboratories                            500                 11,937
   (a)Bio-Technology General Corporation Wa      2,100                 18,637
   (a)Molecular Devices Corporation              1,000                 15,563
   (a)Sonus Pharmaceuticals                        400                 11,900
                                                   ---                 ------
                                                                       58,037
     Oil & Gas - Exploration - 6.53%
   (a)Nuevo Energy Company                         200                 10,400
   (a)Pool Energy Services Co.                     500                  7,688
                                                   ---                  -----
                                                                       18,088
     Retail - General Merchandise - 4.69%
   (a)Mac Frugals Bargains Close-Outs, Inc.        500                 13,000

     Telecommunications - 4.71%                    500
   (a)WorldCom, Inc.                                                   13,031

     Telecommunications Equipment - 7.79%
      Access Beyond, Inc.                        1,000                  7,625
      Digital Microwave Corporation                500                 13,938
                                                   ---                 ------
                                                                       21,563

     Total Common Stocks (Cost $215,509)                              224,094



                                                                  (Continued)

                         QUAKER AGGRESSIVE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)

--------------------------------------------------------------------------------
                                                                       Value
                                               Shares                (note 1)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 5.65%

   Fountain Square U. S. Treasury Obligation    15,661                $15,661
   (Cost $ 15,661)


Total Value of Investments (Cost $231,170 (b))            86.58%      239,755
Other Assets Less Liabilities                             13.42%       37,177
                                                         ------      --------
   Net Assets                                            100.00%     $276,932
                                                         ======      ========


     (a)  Non-income producing investment

     (b) Aggregate cost for financial reporting and federal income tax purposes is appreciation (depreciation) of investments for financial reporting and fed is as follows:


      Unrealized appreciation                                         $11,833
      Unrealized depreciation                                          (3,248)
                                                                       ------
               Net unrealized appreciation                             $8,585


See accompanying notes to financial statements

                         QUAKER AGGRESSIVE GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996
                                  (Unaudited)


ASSETS
   Investments, at value (cost $231,170)                            $239,755
   Cash                                                               18,501
   Dividends receivable                                                  135
   Receivable for investments sold                                    81,078
   Prepaid expenses                                                      164
   Deferred organization expenses, net (note 4)                       32,658
                                                                 -----------
      Total assets                                                   372,291

LIABILITIES
   Accrued expenses                                                    3,223
   Payable to fund sponsor                                            26,118
   Payable for investment purchases                                   66,018
                                                                 -----------
      Total liabilities                                               95,359

NET ASSETS
   (applicable to 26,817 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)           $276,932
                                                                 ===========

NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
   ($276,932 / 26,817 shares)                                         $10.33
                                                                 ===========
NET ASSETS CONSIST OF
   Paid-in capital                                                  $260,883
   Undistributed net investment income                                     1
   Undistributed net realized gain on investments                      7,463
   Net unrealized appreciation on investments                          8,585
                                                                 -----------
                                                                    $276,932
                                                                 ===========


See accompanying notes to financial statements

                         QUAKER AGGRESSIVE GROWTH FUND

                            STATEMENT OF OPERATIONS

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)


INVESTMENT INCOME

   Income
      Interest                                                          $385
      Dividends                                                          135
                                                                 -----------
         Total income                                                    520

   Expenses
      Investment advisory fees (note 2)                                  133
      Fund administration fees (note 2)                                   31
      Service fees (note 3)                                               44
      Custody fees                                                       406
      Registration and filing administration fees                         51
      Fund accounting fees (note 2)                                    2,600
      Audit fees                                                         811
      Legal fees                                                         608
      Securities pricing fees                                            342
      Shareholder recordkeeping fees                                     608
      Shareholder servicing expenses                                     406
      Registration and filing expenses                                   558
      Printing expenses                                                  122
      Amortization of deferred organization expenses (note 4)            666
      Trustee fees and meeting expenses                                  304
      Other operating expenses                                           405

         Total expenses                                                8,095
                                                                 -----------
         Less:
            Expense reimbursements (note 3)                           (7,206)
            Investment advisory fees waived (note 2)                    (133)
            Fund administration fees waived (note 2)                    (541)
            Service fees waived (note 3)                                 (44)

         Net expenses                                                    171
                                                                 -----------
            Net investment income                                        349

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from investment transactions                      7,463
   Increase in unrealized appreciation on investments                  8,585
                                                                 -----------
      Net realized and unrealized gain on investments                 16,048
                                                                 -----------
         Net increase in net assets resulting from operations        $16,397
                                                                 -----------


See accompanying notes to financial statements

                         QUAKER AGGRESSIVE GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)


INCREASE IN NET ASSETS

  Operations
     Net investment income                                              $349
     Net realized gain from investment transactions                    7,463
     Increase in unrealized appreciation on investments                8,585
                                                                 -----------
        Net increase in net assets resulting from operations          16,397
                                                                 -----------
  Distributions to shareholders from
     Net investment income                                              (348)
                                                                 -----------
  Capital share transactions
     Increase in net assets resulting from
       capital share transactions                                    260,883
                                                                 -----------
           Total increase in net assets                             $276,932

NET ASSETS

  Beginning of period                                                      0
                                                                 -----------
  End of period (including undistributed net investment income      $276,932
            of $1 at December 31, 1996)                          ===========


(a) A summary of capital share activity follows:
                                                       ---------------------
                                                           Shares      Value
                                                       ---------------------
Shares sold                                                26,783   $260,535

Shares issued for reinvestment of distributions                34        348
                                                         --------   --------
  Net increase                                             26,817   $260,883
                                                         ========   ========

See accompanying notes to financial statements

                         QUAKER AGGRESSIVE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)

Net asset value, beginning of period (initial offering price)        $10.00

   Income from investment operations
      Net investment income                                            0.01
      Net realized and unrealized gain on investments                  0.33
                                                                 ----------
         Total from investment operations                              0.34
                                                                 ----------
   Distributions to shareholders from
      Net investment income                                           (0.01)
                                                                 ----------
Net asset value, end of period                                       $10.33
                                                                 ==========
Total return                                                           3.43%


Ratios/supplemental data

   Net assets, end of period                                       $276,932
                                                                 ==========
   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees                   45.73%(a)
      After expense reimbursements and waived fees                     1.01%(a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees                 (42.79)%(a)
      After expense reimbursements and waived fees                     1.93%(a)


   Portfolio turnover rate                                            73.49%

   Average broker commission per share                                $0.06


(a) Annualized.


See accompanying notes to financial statements

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Quaker Aggressive Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on November 25, 1996. The investment objective of the Fund is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to its fiscal year ending June 30.

     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.
                                                                     (Continued)

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)


     F.   Repurchase  Agreements  -  The  Fund  may  acquire  U.  S.  Government
          Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, DG Capital Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

     Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $133 ($0.005 per share) for the period ended December 31, 1996.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $541 ($.02 per share) for the period ended December 31, 1996.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

                          QUAKER AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)


NOTE 3 - SERVICE FEES

     The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the
     "Agreement").   Pursuant  to  this  Agreement,   Quaker  Funds,  Inc.  (the
     "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $44 and has reimbursed expenses totalling $7,206 for the period ended December 31, 1996.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

     Expenses totalling $33,324 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

     The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $372,725 and $164,679, respectively, for the period ended December 31, 1996.

                          QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                        Value
                                              Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.31%

Aerospace & Defense - 1.43%
    AAR Corporation                                100                 $3,050
(a) Rohr Industries, Inc.                          300                  6,787
                                                   ---                  -----
                                                                        9,837
 Agriculture - 0.70%
    Mississippi Chemical Corporation               200                  4,800

 Auto Parts - Original Equipment - 2.07%
    A.O. Smith Corporation                         200                  5,975
    Arvin Industries, Inc.                         200                  4,950
    Excel Industries, Inc.                         200                  3,325
                                                   ---                  -----
                                                                       14,250
Auto Parts - Replacement Equipment - 0.67%
    Exide Corporation                              200                  4,600

Auto & Trucks - 0.99%
    PACCAR Inc.                                    100                  6,800

Building Materials - 2.32%
    Lone Star Industries, Inc.                     100                  3,687
    Southdown, Inc.                                200                  6,225
    Vulcan Materials Company                       100                  6,088
                                                   ---                  -----
                                                                       16,000
Chemicals - 0.64%
    Terra Industries, Inc.                         300                  4,425

Computers - 3.59%
    Comdisco, Inc.                                 200                  6,375
(a) Hutchinson Technology, Inc.                    100                  7,600
(a) Read-Rite Corporation                          200                  5,050
(a) Western Digital Corporation                    100                  5,687
                                                   ---                  -----
                                                                       24,712
Computer Software & Services - 1.02%
(a) Applied Magnetics Corporation                  100                  3,000
(a) MicroAge, Inc.                                 200                  4,000
                                                                        7,000
Electrical Equipment - 0.64%
(a) Dynatech Corporation                           100                  4,425

Electronics - 0.96%
(a) SCI Systems, Inc.                              100                  4,463
(a) Tracor, Inc.                                   100                  2,125
                                                   ---                  -----
                                                                        6,588



                                                                  (Continued)

                          QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                        Value
                                               Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS  -  (Continued)

Electronics - Semiconductor - 2.09%
(a) Hadco Corporation                              100                 $4,900
(a) Standard Microsystems Corporation              500                  4,750
(a) VLSI Technology, Inc.                          200                  4,775
                                                   ---                  -----
                                                                       14,425
Engineering & Construction - 1.33%
    Cummins Engine Company, Inc.                   100                  4,600
    Mark IV Industries, Inc.                       200                  4,525
                                                   ---                  -----
                                                                        9,125
Environmental Control - 0.69%
    Watts Industries, Inc.                         200                  4,775

Financial - Banks, Commercial - 1.09%
    Aames Financial Corporation                    100                  3,575
    North American Mortgage Company                200                  3,950
                                                   ---                  -----
                                                                        7,525
Financial - Banks, Money Center - 0.62%
    Advanta Corporation                            100                  4,275

Financial - Savings/Loans/Thrift - 3.73%
    Commercial Federal Corporation                 100                  4,775
    ONBANCorp, Inc.                                100                  3,713
    Peoples Heritage Financial Group, Inc.         200                  5,600
    St. Paul Bancorp, Inc.                         200                  5,875
    Standard Federal Bancorporation                100                  5,687
                                                   ---                  -----
                                                                       25,650
Financial - Securities Brokers - 4.22%
    Alex. Brown, Inc.                              100                  7,250
    Edwards (A.G.), Inc.                           200                  6,700
    Inter-Regional Financial Group, Inc.           100                  3,512
    Paine Webber Group Inc.                        200                  5,625
    Quick & Reilly Group, Inc.                     200                  5,975
                                                   ---                  -----
                                                                       29,062
Financial Services - 2.22%
    AMBAC, Inc.                                    100                  6,650
(a) Olympic Financial Ltd.                         300                  4,313
    PHH Corporation                                100                  4,300
                                                   ---                  -----
                                                                       15,263
Food - Processing - 1.27%
    Interstate Bakeries Corporation                100                  4,913
(a) Smithfield Foods, Inc.                         100                  3,800
                                                   ---                  -----
                                                                        8,713




                                                                  (Continued)

                          QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                        Value
                                                Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS  -  (Continued)

Food - Wholesale - 1.22%
    Hormel Foods Corporation                       100                 $2,700
    SUPERVALU, INC.                                200                  5,675
                                                   ---                  -----
                                                                        8,375
Forest Products & Paper - 0.87%
(a) Paragon Trade Brands, Inc.                     200                  6,000

Holding Companies - Diversified - 0.78%
    Old Republic International Corporation         200                  5,375

Homebuilders - 3.08%
    Centex Corporation                             100                  3,763
(a) Champion Enterprises, Inc.                     100                  1,937
    Continental Homes Holding Corporation          200                  4,275
    Del Webb Corporation                           200                  3,275
    Fleetwood Enterprises, Inc.                    100                  2,750
(a) U.S. Home Corporation                          200                  5,200
                                                   ---                  -----
                                                                       21,200
Household Products & Housewares - 0.33%
    Haverty Furniture Company, Inc.                200                  2,275

Insurance - Life & Health - 1.76%
    USLIFE Corporation                             200                  6,650
    Washington National Corporation                200                  5,500
                                                   ---                  -----
                                                                       12,150
Insurance - Multiline - 3.30%
    American Bankers Insurance Group, Inc.         100                  5,113
    American National Insurance Company            100                  7,375
    Fremont General Corporation                    200                  6,200
    Horace Mann Educators Corporation              100                  4,037
                                                   ---                  -----
                                                                       22,725
Insurance - Property & Casualty - 4.76%
    ACE, Ltd.                                      100                  6,000
    NAC Re Corp.                                   100                  3,387
    Orion Capital Corporation                      100                  6,113
    PXRE Corporation                               100                  2,475
    TIG Holdings, Inc.                             200                  6,775
    Transatlantic Holdings, Inc.                   100                  8,050
                                                   ---                  -----
                                                                       32,800
Iron & Steel - 2.69%
(a) Coastcast Corporation                          300                  4,350
    Oregon Steel Mills, Inc.                       300                  5,025
    Pohang Iron & Steel Company Ltd.               200                  4,050
    Texas Industries, Inc.                         100                  5,063
                                                   ---                  -----
                                                                       18,488

                                                                  (Continued)

                          QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                        Value
                                                Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS  -  (Continued)

Investment Company - 2.16%
    S & P Mid-Cap 400 Depositary Receipts          300                $14,850

Machine - Diversified - 0.97%
    Gleason Corporation                            200                  6,650

Medical - Biotechnology - 0.87%
(a) Bio-Rad Laboratories, Inc.                     200                  5,975

Medical - Hospital Management & Service - 6.65%
(a) Beverly Enterprises                            400                  5,100
(a) FHP International Corporation                  100                  3,713
(a) Health Systems International, Inc.             200                  4,950
(a) Horizon/CMS Healthcare Corporation             500                  6,313
    Integrated Health Services, Inc.               200                  4,875
(a) Living Centers of America, Inc.                200                  5,550
(a) NovaCare, Inc.                                 300                  3,300
(a) OrNda HealthCorp                               200                  5,850
(a) Sun Healthcare Group, Inc.                     200                  2,700
(a) Wellpoint Health Networks, Inc.                100                  3,437
                                                   ---                  -----
                                                                       45,788
Medical Supplies - 0.41%
    Bergen Brunswig Corporation                    100                  2,838

Metal Fabrication & Hardware - 4.22%
    Amcast Industrial Corporation                  200                  4,950
    Commercial Metals Company                      100                  3,013
    LTV Corporation                                400                  4,750
    Quanex Corporation                             200                  5,475
    Timken Company                                 100                  4,587
    USX-US Steel Group, Inc.                       200                  6,275
                                                   ---                  -----
                                                                       29,050
Metals - Diversified - 1.60%
    Asarco, Inc.                                   200                  5,000
    Inland Steel Industries, Inc.                  300                  6,000
                                                   ---                  -----
                                                                       11,000
Miscellaneous - Manufacturing - 2.50%
    Dexter Corporation                             200                  6,375
    TRINOVA Corporation                            200                  7,275
(a) WHX Corporation                                400                  3,550
                                                   ---                  -----
                                                                       17,200


                                                                  (Continued)

                          QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                        Value
                                                Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS  -  (Continued)

Office & Business Equipment - 1.82%
    Harris Corporation                             100                 $6,863
    Herman Miller, Inc.                            100                  5,662
                                                   ---                  -----
                                                                       12,525
Oil & Gas - Domestic - 0.61%
(a) Tesoro Petroleum Corporation                   300                  4,200

Oil & Gas - Equipment & Services - 0.87%
    ONEOK Inc.                                     200                  6,000

Oil & Gas - Exploration - 4.33%
    Cross Timbers Oil Company                      200                  5,025
    Devon Energy Corporation                       100                  3,475
(a) Oryx Energy Company                            200                  4,950
    Parker & Parsley Petroleum Company             200                  7,350
(a) Santa Fe Energy Resources, Inc.                200                  2,775
    Snyder Oil Corporation                         100                  1,737
    Union Texas Petroleum Holdings, Inc.           200                  4,475
                                                   ---                  -----
                                                                       29,787
Pharmaceuticals - 0.81%
    McKesson Corporation                           100                  5,600

Publishing - Printing - 0.40%
(a) Devon Group, Inc.                              100                  2,750

Restaurants & Food Service - 0.77%
(a) Foodmaker, Inc.                                600                  5,325

Retail - Apparel - 1.53%
(a) AnnTaylor Stores Corporation                   300                  5,250
(a) Lands' End, Inc.                               200                  5,300
                                                   ---                  -----
                                                                       10,550
Retail - Department Stores - 1.77%
(a) Meyer (Fred) , Inc.                            200                  7,100
(a) The Neiman Marcus Group, Inc.                  200                  5,100
                                                   ---                  -----
                                                                       12,200
Retail - Drug Stores - 0.71%
    Longs Drug Stores, Inc.                        100                  4,913

Retail - General Merchandise - 0.35%
    Fingerhut Companies, Inc.                      200                  2,425



                                                                  (Continued)

                          QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)

--------------------------------------------------------------------------------
                                                                       Value
                                               Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS  -  (Continued)

Retail - Grocery - 1.36%
    Great Atlantic & Pacific Tea Company, I        100                 $3,187
(a) Smith's Food & Drug Centers, Inc.              200                  6,200
                                                   ---                  -----
                                                                        9,387
Retail - Specialty Line - 0.83%
(a) Zale Corporation                               300                  5,737

Telecommunications - 0.56%
    Southern New England Telecommunications        100                  3,887

Tobacco - 0.94%
    Universal Corporation                          200                  6,450

Transportation - Miscellaneous - 0.45%
    Sea Containers, Ltd.                           200                  3,125

Trucking & Leasing - 1.27%
    Consolidated Freightways, Inc.                 200                  4,450
(a) Yellow Corporation                             300                  4,313
                                                   ---                  -----
                                                                        8,763
Utilities - Electric - 6.06%
    Boston Edison Company                          200                  5,375
    Centerior Energy Corporation                   500                  5,313
(a) Kulicle & Soffa Industries, Inc.               200                  3,800
    Long Island Lighting Company                   200                  4,425
    New York State Electric & Gas Corporati        200                  4,325
    Pinnacle West Capital Corporation              200                  6,350
    Public Service Company of New Mexico           300                  5,887
    United Illuminating Company                    200                  6,275
                                                   ---                  -----
                                                                       41,750
Utilities - Gas - 0.73%
    Westcoast Energy, Inc.                         300                  5,025

Wholesale - Special Line - 1.68%
    Bindley Western Industries, Inc.               100                  1,937
(a) Eagle Hardware & Garden, Inc.                  200                  4,150
(a) Tech Data Corporation                          200                  5,475
                                                   ---                  -----
                                                                       11,562

    Total Common Stock (Cost $665,833)                                676,950



                                                                  (Continued)

                          QUAKER SMALL-CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)

--------------------------------------------------------------------------------
                                            Principal                Value
                                              Amount                (note 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (b) - 1.19%

       Fifth Third Bank 2 Party                 $8,160                 $8,160
       5.00%, due January 2, 1997
       (Cost $8,160)


Total Value of Investments (Cost $673,993 (c))            99.50%      685,110
Other Assets Less Liabilities                              0.50%        3,448
                                                         ------      --------
    Net Assets                                           100.00%     $688,558
                                                         ======      ========



(a)  Non-income producing investment.

(b) The repurchase agreement is fully collateralized by U. S. government and/or agency obligations based on market prices at the date of the portfolio.

(c)  Aggregate  cost for financial  reporting and federal income tax purposes is
     the  same.  Unrealized  appreciation   (depreciation)  of  investments  for
     financial reporting and federal income tax purposes is as follows:


       Unrealized appreciation                                        $17,460
       Unrealized depreciation                                         (6,343)
                                                                     --------
                Net unrealized appreciation                           $11,117



See accompanying notes to financial statements

                          QUAKER SMALL-CAP VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996
                                  (Unaudited)

ASSETS
   Investments, at value (cost $665,833)                          $676,950
   Repurchase agreement (cost $8,160)                                8,160
   Interest receivable                                                  26
   Dividends receivable                                                210
   Prepaid expenses                                                    147
   Deferred organization expenses, net (note 4)                     32,658
                                                                 ---------
      Total assets                                                 718,151

LIABILITIES
   Distribution in excess of cash                                      451
   Accrued expenses                                                  3,218
   Payable to fund sponsor                                          25,924
                                                                 ---------
      Total liabilities                                             29,593

NET ASSETS
   (applicable to 69,225 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)         $688,558
                                                                 =========
NET ASSET VALUE, OFFERING  AND REPURCHASE PRICE PER SHARE
   ($688,558 / 69,225 shares)                                        $9.95
                                                                 =========
NET ASSETS CONSIST OF
   Paid-in capital                                                $678,667
   Undistributed net investment income                                  54
   Undistributed net realized loss on investments                   (1,280)
   Net unrealized appreciation on investments                       11,117
                                                                 ---------
                                                                  $688,558
                                                                 =========

See accompanying notes to financial statements

                          QUAKER SMALL-CAP VALUE FUND

                            STATEMENT OF OPERATIONS

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)

INVESTMENT INCOME

   Income
      Interest                                                         $328
      Dividends                                                         210
                                                                 ----------
         Total income                                                   538

   Expenses
      Investment advisory fees (note 2)                                 218
      Fund administration fees (note 2)                                  51
      Service fees (note 3)                                              73
      Custody fees                                                      405
      Registration and filing administration fees                        51
      Fund accounting fees (note 2)                                   2,600
      Audit fees                                                        811
      Legal fees                                                        608
      Securities pricing fees                                           365
      Shareholder recordkeeping fees                                    608
      Shareholder servicing expenses                                    405
      Registration and filing expenses                                  558
      Printing expenses                                                 122
      Amortization of deferred organization expenses (note 4)           666
      Trustee fees and meeting expenses                                 304
      Other operating expenses                                          405
                                                                 ----------
         Total expenses                                               8,250

         Less:
            Expense reimbursements (note 3)                          (7,400)
            Investment advisory fees waived (note 2)                   (218)
            Fund administration fees waived (note 2)                   (559)
            Service fees waived (note 3)                                (73)
                                                                 ----------
         Net expenses                                                    (0)
                                                                 ----------
            Net investment income                                       538

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss from investment transactions                    (1,280)
   Increase in unrealized appreciation on investments                11,117
                                                                 ----------
      Net realized and unrealized gain on investments                 9,837
                                                                 ----------
         Net increase in net assets resulting from operations       $10,375
                                                                 ==========



See accompanying notes to financial statements

                          QUAKER SMALL-CAP VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                      For the period from November 25,1996
                          (commencement of operations)
                              to December 31,1996
                                  (Unaudited)



INCREASE IN NET ASSETS

  Operations
     Net investment income                                             $538
     Net realized loss from investment transactions                  (1,280)
     Increase in unrealized appreciation on investments              11,117
                                                                 ----------
        Net increase in net assets resulting from operations         10,375

  Distributions to shareholders from
     Net investment income                                             (484)
                                                                 ----------
  Capital share transactions
     Increase in net assets resulting from
        capital share transactions                                  678,667
                                                                 ----------
           Total increase in net assets                             688,558
                                                                 ----------
NET ASSETS

  Beginning of period                                                     0
                                                                 ----------
  End of pe(including undistributed net investment income          $688,558
            of $54 at December 31, 1996 )                        ==========


(a) A summary of capital share activity follows:


                                                   ------------------------
                                                     Shares           Value
                                                   ------------------------
Shares sold                                          69,176        $678,183

Shares issued for reinvestment of distributions          49             484
                                                    -------        --------
  Net increase                                       69,225        $678,667
                                                    =======        ========

See accompanying notes to financial statements

                          QUAKER SMALL-CAP VALUE FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31,1996
                                  (Unaudited)


Net asset value, beginning of period (initial offering price)         $10.00

   Loss from investment operations
      Net investment income                                             0.01
      Net unrealized loss on investments                               (0.05)
                                                                 -----------
         Total from investment operations                              (0.04)
                                                                 -----------
   Distributions to shareholders from
      Net investment income                                            (0.01)
                                                                 -----------
Net asset value, end of period                                         $9.95
                                                                 ===========

Total return                                                           (0.43)%


Ratios/supplemental data

   Net assets, end of period                                        $688,558
                                                                 ===========
   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees                   28.39 %(a)
      After expense reimbursements and waived fees                     0.00 %(a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees                  (26.56)%(a)
      After expense reimbursements and waived fees                     1.83 %(a)


   Portfolio turnover rate                                            25.34 %

   Average broker commissions per share                                $0.05



(a) Annualized.

See accompanying notes to financial statements

                           QUAKER SMALL-CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Quaker Small-Cap Value Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide long-tern capital growth by investing primarily in equity securities of domestic U.S. companies. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) differ for financial statements and tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to its fiscal year ending June 30.

     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                           QUAKER SMALL-CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)


     F.   Repurchase  Agreements  -  The  Fund  may  acquire  U.  S.  Government
          Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Aronson & Partners (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

     Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $218 for the period ended December 31, 1996.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $559 for the period ended December 31, 1996.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

                                                                     (Continued)

                           QUAKER SMALL-CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)


NOTE 3 - SERVICE FEES

     The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the
     "Agreement").   Pursuant  to  this  Agreement,   Quaker  Funds,  Inc.  (the
     "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.25% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.35% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $73 and has reimbursed expenses totalling $7,400 for the period ended December 31, 1996.

NOTE 4 - DEFERRED ORGANIZATION EXPENSES

     Expenses totalling $33,324 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

     The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $762,587 and $95,474 respectively, for the period ended December 31, 1996.

                         QUAKER SECTOR ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                       Value
                                               Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 79.97%

Building Materials - 2.29%
(a)NCI Building Systems, Inc.                         55               $1,897

Computer Software & Services - 8.42%
   Computer Associates International, Inc.            55                2,736
(a)Microsoft Corporation                              28                2,314
(a)Safeguard Scientifics, Inc.                        60                1,905
                                                      --                -----
                                                                        6,955
Electrical Equipment - 2.82%
(a)Silicon Valley Group, Inc.                        116                2,335

Electronics - 2.82%
(a)ADT Ltd.                                          102                2,333

Electronics - Semiconductor - 2.30%
(a)LSI Logic Corporation                              71                1,899

Financial - Banks, Commercial - 2.94%
   The Money Store, Inc.                              88                2,431

Financial - Banks, Money Center - 2.12%
   Citicorp                                           17                1,755

Financial Services - 3.22%
   SunAmerica, Inc.                                   60                2,663

Foreign Securities - 2.30%
   SmithKline Beecham Plc                             28                1,904

Medical - Biotechnology - 2.76%
(a)Amgen, Inc.                                        42                2,286

Miscellaneous - Manufacturing - 2.51%
   Innovex, Inc.                                      77                2,079

Oil & Gas - Domestic - 2.73%
   Pennzoil Company                                   40                2,260

Oil & Gas - Exploration - 15.68%
   Anadarko Petroleum Corporation                     36                2,268
   Apache Corporation                                 65                2,283
(a)Chesapeake Energy Corporation                      35                1,947
(a)Nabors Industries, Inc.                            96                1,848


                                                                  (Continued)

                         QUAKER SECTOR ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                       Value
                                               Shares                (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Oil & Gas - Exploration - (Continued)
(a)Oryx Energy Company                                94               $2,327
   Union Pacific Resources Group Inc.                 78                2,282
                                                      --                -----
                                                                       12,955
Pharmaceuticals - 11.28%
(a)Interneuron Pharmaceuticals, Inc.                  97                2,522
   Rhone-Poulenc Rorer, Inc.                          30                2,344
   Schering-Plough Corporation                        34                2,201
   Warner-Lambert Company                             30                2,250
                                                      --                -----
                                                                        9,317
Real Estate Investment Trust - 8.78%
   Arden Realty Group, Inc.                           87                2,403
   Boykin Lodging Company                            103                2,472
   Simon DeBartolo Group, Inc.                        77                2,387
                                                      --                -----
                                                                        7,262
Retail - Apparel - 2.31%
   Nike, Inc.                                         32                1,912

Retail - Department Stores - 2.31%
(a)Price/Costco, Inc.                                 76                1,910

Retail - General Merchandise - 2.38%
   Aaron Rents, Inc.                                 166                1,971

   Total Common Stocks (Cost $67,547)                                  66,124


INVESTMENT COMPANY - 5.17%

   Fountain Square U. S. Treasury Obligation       4,278                4,278
   (Cost $4,278)


Total Value of Investments (Cost $71,825)          85.14%             $70,402
Other Assets Less Liabilities                      14.86%              12,285
                                                   -----               ------
   Net Assets                                     100.00%             $82,687
                                                  ======              =======









                                                                  (Continued)

                         QUAKER SECTOR ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)


     (a)  Non-income producing investment.

     (b) Aggregate cost for financial reporting and federal income tax purposes i appreciation (depreciation) of investments for financial reporting and f is as follows:





      Unrealized appreciation                                            $277
      Unrealized depreciation                                          (1,700)
                                                                      --------
               Net unrealized depreciation                            ($1,423)
                                                                      ========


See accompanying notes to financial statements

                         QUAKER SECTOR ALLOCATION FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996
                                  (Unaudited)

ASSETS
   Investments, at value (cost $71,825)                                $70,402
   Cash                                                                 76,225
   Interest receivable                                                      19
   Prepaid expenses                                                        279
   Deferred organization expenses, net (note 4)                         32,658
                                                                      --------
      Total assets                                                     179,583

LIABILITIES
   Accrued expenses                                                      3,229
   Payable for investment purchases                                     67,547
   Payable to fund sponsor                                              26,120
                                                                      --------
      Total liabilities                                                 96,896
                                                                      --------
NET ASSETS
   (applicable to 8,407 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)              $82,687
                                                                      ========
NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
   ($82,687 / 8,407 shares)                                              $9.83
                                                                      ========
NET ASSETS CONSIST OF
   Paid-in capital                                                     $84,110
   Net unrealized depreciation on investments                           (1,423)
                                                                      --------
                                                                       $82,687
                                                                      ========


See accompanying notes to financial statements

                         QUAKER SECTOR ALLOCATION FUND

                            STATEMENT OF OPERATIONS

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)

INVESTMENT INCOME

   Income
      Interest                                                           $310
                                                                      -------
   Expenses
      Investment advisory fees (note 2)                                    55
      Fund administration fees (note 2)                                    13
      Service fees (note 3)                                                18
      Custody fees                                                        406
      Registration and filing administration fees                          51
      Fund accounting fees (note 2)                                     2,600
      Audit fees                                                          811
      Legal fees                                                          608
      Securities pricing fees                                             228
      Shareholder recordkeeping fees                                      608
      Shareholder servicing expenses                                      406
      Registration and filing expenses                                    558
      Printing expenses                                                   122
      Amortization of deferred organization expenses (note 4)             666
      Trustee fees and meeting expenses                                   304
      Other operating expenses                                            405
                                                                      -------
         Total expenses                                                 7,859
                                                                      -------
         Less:
            Expense reimbursements (note 3)                            (7,204)
            Investment advisory fees waived (note 2)                      (55)
            Fund administration fees waived (note 2)                     (523)
            Service fees waived (note 3)                                  (18)
                                                                      -------
         Net expenses                                                      59
                                                                      -------
            Net investment income                                         251
                                                                      -------
UNREALIZED LOSS ON INVESTMENTS

   Increase in unrealized depreciation on investments                  (1,423)
                                                                      -------
         Net decrease in net assets resulting from operations         $(1,172)
                                                                      =======

See accompanying notes to financial statements

                         QUAKER SECTOR ALLOCATION FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)




INCREASE IN NET ASSETS

  Operations
     Net investment income                                               $251
     Increase in unrealized depreciation on investments                (1,423)
                                                                      -------
        Net decrease in net assets resulting from operations           (1,172)
                                                                      -------
  Distributions to shareholders from
     Net investment income                                               (251)
                                                                      -------
  Capital share transactions
     Increase in net assets resulting from capital share transacti     84,110
                                                                      -------
           Total increase in net assets                                82,687

NET ASSETS

  Beginning of period                                                       0
                                                                      -------
  End of pe(including undistributed net investment income of          $82,687
            $0 at December 31, 1996)                                  =======


(a) A summary of capital share activity follows:
                                                          -------------------
                                                           Shares       Value
                                                          -------------------
Shares sold                                                 8,381     $83,859

Shares issued for reinvestment of distributions                26         251
                                                          -------     -------
  Net increase                                              8,407     $84,110
                                                          =======     =======

See accompanying notes to financial statements

                         QUAKER SECTOR ALLOCATION FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)


Net asset value, beginning of period                                  $10.00

   Loss from investment operations
      Net investment income                                             0.03
      Net unrealized loss on investments                               (0.17)
                                                                 -----------
         Total from investment operations                              (0.14)
                                                                 -----------
   Distributions to shareholders from
      Net investment income                                            (0.03)
                                                                 -----------
Net asset value, end of period                                         $9.83
                                                                 ===========

Total return                                                           (1.40)%


Ratios/supplemental data

   Net assets, end of period                                         $82,687
                                                                 ===========
   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees                 106.97 %(a)
      After expense reimbursements and waived fees                    0.81 %(a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees                (102.71)%(a)
      After expense reimbursements and waived fees                    3.45 %(a)


   Portfolio turnover rate                                            0.00 %

   Average broker commission per share                               $0.30


(a) Annualized.


See accompanying notes to financial statements

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Quaker Fixed Income Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade income securities. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 3:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.



                                                                    (Continued)

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)



     F.   Repurchase  Agreements  -  The  Fund  may  acquire  U.  S.  Government
          Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Fiduciary Asset Management Co. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

     Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $118 ($0.005 per share) for the period ended December 31, 1996.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $556 ($.02 per share) for the period ended December 31, 1996.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


                                                                    (Continued)

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)



NOTE 3 - SERVICE FEES

     The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the
     "Agreement").   Pursuant  to  this  Agreement,   Quaker  Funds,  Inc.  (the
     "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.15% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $38 and has reimbursed expenses totalling $7,641 for the period ended December 31, 1996.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

     Expenses totalling $33,324 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

     The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $222,714 and $0, respectively, for the period ended December 31, 1996.

                            QUAKER FIXED INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
                                  (Unaudited)
-----------------------------------------------------------------------------------------
                                                                             Value
                                                     Shares                 (note 1)
-----------------------------------------------------------------------------------------

INVESTMENT COMPANY - 5.05%

    Fountain Square U. S. Treasury Obligations Fund   13,835                 $13,835
    (Cost $13,835)

                                        Principal   Interest    Maturity
                                          Amount      Rate        Date

U. S. GOVERNMENT AND AGENCY OBLIGATIONS - 80.25%

    U. S. Treasury Bond                  $175,000     11.125%   08/15/03     220,008
    (Cost $222,285)

REPURCHASE AGREEMENT (a) - 5.44%

    Fifth Third Bank 2 Party               14,910      5.000%   01/02/97      14,910
    (Cost $14,910)



Total Value of Investments (Cost $251,030 (b))                     90.74%   $248,753
Other Assets Less Liabilities                                       9.26%     25,394
                                                                  ------      ------
  Net Assets                                                      100.00%   $274,147
                                                                  ======     =======


(a) The repurchase agreement is fully collateralized by U. S. government and/or agenc based on market prices at the date of the portfolio.

(b) Aggregate cost for financial reporting and federal income tax purposes is the sam appreciation (depreciation) of investments for financial reporting and federal in is as follows:


    Unrealized appreciation                                                       $0
    Unrealized depreciation                                                   (2,277)
                                                                           ---------
             Net unrealized depreciation                                     $(2,277)



See accompanying notes to financial statements

                            QUAKER FIXED INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996
                                  (Unaudited)

ASSETS
   Investments, at value (cost $236,120)                            $233,843
   Repurchase agreement (cost $14,910)                                14,910
   Cash                                                               14,522
   Interest receivable                                                 7,353
   Prepaid expenses                                                      113
   Deferred organization expenses, net (note 4)                       32,658
                                                                 -----------
      Total assets                                                   303,399
                                                                 -----------
LIABILITIES
   Accrued expenses                                                    3,570
   Payable to fund sponsor                                            25,682
                                                                 -----------
      Total liabilities                                               29,252
                                                                 -----------
NET ASSETS
   (applicable to 27,646 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)           $274,147
                                                                 ===========
NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
   ($274,147 / 27,646 shares)                                          $9.92
                                                                 ===========
NET ASSETS CONSIST OF
   Paid-in capital                                                  $276,415
   Undistributed net investment income                                     9
   Net unrealized depreciation on investments                         (2,277)
                                                                 -----------
                                                                    $274,147
                                                                 ===========


See accompanying notes to financial statements

                            QUAKER FIXED INCOME FUND

                            STATEMENT OF OPERATIONS

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)

INVESTMENT INCOME

   Income
      Interest                                                       $1,316
                                                                 ----------
   Expenses
      Investment advisory fees (note 2)                                 118
      Fund administration fees (note 2)                                  45
      Service fees (note 3)                                              38
      Custody fees                                                      406
      Registration and filing administration fees                        51
      Fund accounting fees (note 2)                                   2,600
      Audit fees                                                        811
      Legal fees                                                        608
      Securities pricing fees                                           730
      Shareholder recordkeeping fees                                    608
      Shareholder servicing expenses                                    406
      Registration and filing expenses                                  558
      Printing expenses                                                 122
      Amortization of deferred organization expenses (note 4)           666
      Trustee fees and meeting expenses                                 304
      Other operating expenses                                          405
                                                                 ----------
         Total expenses                                               8,476
                                                                 ----------
         Less:
            Expense reimbursements (note 3)                          (7,641)
            Investment advisory fees waived (note 2)                   (118)
            Fund administration fees waived (note 2)                   (556)
            Service fees waived (note 3)                                (38)
                                                                 ----------
         Net expenses                                                   123
                                                                 ----------
            Net investment income                                     1,193

UNREALIZED LOSS ON INVESTMENTS

   Increase in unrealized depreciation on investments                (2,277)
                                                                 ----------
         Net decrease in net assets resulting from operations       ($1,084)
                                                                 ==========

See accompanying notes to financial statements

                            QUAKER FIXED INCOME FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)



INCREASE IN NET ASSETS

  Operations
     Net investment income                                           $1,193
     Increase in unrealized depreciation on investments              (2,277)
                                                                 ----------
        Net decrease in net assets resulting from operations         (1,084)
                                                                 ----------
  Distributions to shareholders from
     Net investment income                                           (1,184)
                                                                 ----------
  Capital share transactions
     Increase in net assets resulting from capital share transact   276,415
                                                                 ----------
           Total increase in net assets                             274,147

NET ASSETS

  Beginning of period                                                     0
                                                                 ----------
  End of pe(including undistributed net investment income of       $274,147
            $9 at December 31, 1996)                             ==========


(a) A summary of capital share activity follows:
                                                        -------------------
                                                          Shares      Value
                                                        -------------------
Shares sold                                               27,527   $275,231

Shares issued for reinvestment of distributions              119      1,184
                                                        --------   --------
  Net increase                                            27,646   $276,415
                                                        ========   ========

                            QUAKER FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)

                     For the period from November 25, 1996
                          (commencement of operations)
                              to December 31, 1996
                                  (Unaudited)



Net asset value, beginning of period (initial offering price)      $10.00

   Loss from investment operations
      Net investment income                                          0.04
      Net unrealized loss on investments                            (0.08)
                                                                ----------
         Total from investment operations                           (0.04)
                                                                ----------
   Distributions to shareholders from
      Net investment income                                         (0.04)
                                                                ----------
Net asset value, end of period                                      $9.92
                                                                ==========

Total return                                                        (0.37)%


Ratios/supplemental data

   Net assets, end of period                                     $274,147
                                                                ==========
   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees                 33.15 % (a)
      After expense reimbursements and waived fees                   0.51 % (a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees                (26.36)% (a)
      After expense reimbursements and waived fees                   6.39 % (a)


   Portfolio turnover rate                                           0.00 %

   Average broker commissions per share                             $0.00


(a) Annualized.

See accompanying notes to financial statements

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Quaker Fixed Income Fund (the "Fund") is a diversified series of shares of beneficial interest of the Quaker Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 24, 1990, as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade income securities. The Fund began operations on November 25, 1996. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 3:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


                                                                     (Continued)

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)



     F.   Repurchase  Agreements  -  The  Fund  may  acquire  U.  S.  Government
          Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Fiduciary Asset Management Co. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

     Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $118 ($0.005 per share) for the period ended December 31, 1996.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, 0.125% of its average daily net assets in excess of $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $556 ($.02 per share) for the period ended December 31, 1996.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.
                                                                    (Continued)

                            QUAKER FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996
                                   (Unaudited)



NOTE 3 - SERVICE FEES

     The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the
     "Agreement").   Pursuant  to  this  Agreement,   Quaker  Funds,  Inc.  (the
     "Sponsor") will provide oversight with respect to the Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under the Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives 0.15% of the Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Sponsor has voluntarily waived its fee amounting to $38 and has reimbursed expenses totalling $7,641 for the period ended December 31, 1996.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

     Expenses totalling $33,324 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

     The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $222,714 and $0, respectively, for the period ended December 31, 1996.